Investment in Unconsolidated Entity - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 18, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 28, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Additional equity interest in the investee acquired	0.30%
Investment in unconsolidated entity		$ 0	$ 2,849	$ 0
Proceeds from non-controlling interest for investment in unconsolidated entity		$ 0	$ 570	$ 0
Ownership percentage needed for right to purchase up to 100%		85.00%
Number of board members that can be appointed based on ownership		2
Total number of board members		6
Carrier Enterprise LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		38.40%
Carrier Enterprise LLC [Member] | Shareholders Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of maximum shares eligible to fund purchase as per agreement					80.00%
Maximum amount eligible to be invested as per agreement					$ 125,000
Carrier Enterprise LLC [Member] | RSI Majority Holders [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		55.40%
Carrier Enterprise LLC [Member] | RSI Minority Holders [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		6.20%
Russell Sigler Inc [Member] | Carrier Enterprise I [Member]
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated entity	$ 2,849
Contribution to investment in unconsolidated entity by controlling interest	2,279
Proceeds from non-controlling interest for investment in unconsolidated entity	$ 570
Russell Sigler Inc [Member] | Carrier Enterprise I [Member] | Ownership Interest Before Additional Ownership Interest Acquired [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest	38.10%
Russell Sigler Inc [Member] | Carrier Enterprise I [Member] | Ownership Interest After Additional Ownership Interest Acquired [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest	38.40%